Annual Total Returns - Fidelity® New York AMT Tax-Free Money Market Fund [BarChart] - NF_01.31 Fidelity New York AMT Tax-Free Money Market Fund Retail Class 2- PRO -01 - Fidelity® New York AMT Tax-Free Money Market Fund - Fidelity New York AMT Tax-Free Money Market Fund-Retail Class
Sep. 20, 2022
Bar Chart Table:
Annual Return 2012	0.02%
Annual Return 2013	0.02%
Annual Return 2014	0.06%
Annual Return 2015	0.04%
Annual Return 2016	0.23%
Annual Return 2017	0.59%
Annual Return 2018	1.16%
Annual Return 2019	1.22%
Annual Return 2020	0.39%
Annual Return 2021	0.01%